Note 3 - Segment Reporting	9 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

3. Segment Reporting

During the quarter ended September 30, 2015, we were engaged in two business segments, (i) the marketing, sale, design and installation of systems for residential and commercial customers and (ii) sale of our AC solar panels to solar installers, trade workers and do-it-yourself customers through distribution partnerships, our dealer network and retail outlets. Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by management in deciding how to allocate resources and in assessing performance.

 An analysis of our revenue, operating profit and total assets are as follows (unaudited):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Revenue
Distribution	$168,351	$605,943	$630,974	$1,055,344
Installation	22,165	—	176,165	—
	$190,516	$605,943	$807,139	$1,055,344

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Gross profit (loss)	$148,146	$55,313	$(252,219)	$72,686
Distribution	8,120	—	(59,375)	—
Installation	$156,265	$55,313	$(311,594)	$72,686

	September 30, 2015	December 31, 2014
Assets
Distribution	$826,087	$2,560,940
Installation	263	—
	$826,350	$2,560,940

We do not allocate operating expenses or other income (expense) to any of these segments for internal reporting purposes, as we do not believe that allocating these expenses is beneficial in evaluating segment performance. Installation assets include only accounts receivable assets. Other than accounts receivable, we do not allocate assets to segments for internal reporting purposes as we do not manage our segments by such metrics.